NATIONS LIFEGOAL FUNDS, INC.
                           LIFEGOAL GROWTH PORTFOLIO
                      LIFEGOAL BALANCED GROWTH PORTFOLIO
                     LIFEGOAL INCOME AND GROWTH PORTFOLIO

                      Supplement dated December 15, 2000
                     to Prospectuses dated August 1, 2000


The combined prospectuses for the Primary A, Primary B, Investor A, Investor B and Investor C Shares of LifeGoal Growth Portfolio, LifeGoal Balanced Growth Portfolio and LifeGoal Income and Growth Portfolio (each a "Portfolio") are hereby supplemented to reflect the addition of new underlying Fund categories and changes to the target allocations for those categories for each Portfolio. Specifically, the prospectuses are supplemented as follows:


1. LifeGoal Growth Portfolio: Replacing the underlying Fund category and target allocation chart that follows the third paragraph under the heading "Investment strategies" with the following:



LifeGoal Growth Portfolio                       Target allocation for each
can invest in:                                  Fund category:
  Large-capitalization domestic stock funds                30-70%
    Nations Value Fund
    Nations Blue Chip Fund
    Nations Strategic Growth Fund
    Nations Marsico Focused Equities Fund

  Mid-capitalization domestic stock fund                   10-30%
    Nations MidCap Growth Fund

  Small-capitalization domestic stock fund                 10-30%
    Nations Small Company Fund

  International stock funds                                10-30%
    Nations International Value Fund
    Nations International Equity Fund

  Emerging markets stock fund                                0-5%
    Nations Emerging Markets Fund

2. LifeGoal Balanced Growth Portfolio: Replacing the underlying Fund category and target allocation chart that follows the third paragraph under the heading "Investment strategies" with the following:

LifeGoal Balanced Growth                        Target allocation for each
Portfolio can invest in:                        Fund category:
  Large-capitalization domestic stock funds                15-40%
    Nations Value Fund
    Nations Blue Chip Fund
    Nations Strategic Growth Fund
    Nations Marsico Focused Equities Fund

  Mid-capitalization domestic stock fund                    5-15%
    Nations MidCap Growth Fund

  Small-capitalization domestic stock fund                  5-15%
    Nations Small Company Fund

  International stock funds                                 5-15%
    Nations International Value Fund
    Nations International Equity Fund

  Government & corporate bond funds                        35-60%
    Nations Bond Fund
    Nations Strategic Income Fund

  High yield bond fund                                      0-10%
    Nations High Yield Bond Fund

3. LifeGoal Income and Growth Portfolio: Replacing the underlying Fund category and target allocation chart that follows the third paragraph under the heading "Investment strategies" with the following:


LifeGoal Income and Growth Portfolio            Target allocation for each
can invest in:                                  Fund category:
  Large-capitalization domestic stock funds                10-30%
    Nations Value Fund
    Nations Blue Chip Fund
    Nations Strategic Growth Fund
    Nations Marsico Focused Equities Fund

  Small-capitalization domestic stock fund                  0-10%
    Nations Small Company Fund

  International stock funds                                 0-10%
    Nations International Value Fund
    Nations International Equity Fund

  Government & corporate bond funds                        50-90%
    Nations Short-Term Income Fund
    Nations Bond Fund
    Nations Strategic Income Fund

  High yield bond fund                                      0-10%
    Nations High Yield Bond Fund

  Money market fund                                         0-20%
    Nations Prime Fund

4. Risks and other things to consider:

a) Inserting the following risks under the heading "Risks and other things to consider" for each Portfolio specified:

LifeGoal Growth Portfolio and LifeGoal Balanced Growth Portfolio:

o Technology and technology-related risk - The Portfolio allocates assets to Funds that may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

LifeGoal Growth Portfolio:

o Emerging markets risk - The Portfolio allocates assets to Funds that may invest in securities issued by companies in developing or emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa. Such securities may be more sensitive to the risks of foreign investing. In particular, these countries may experience instability resulting from rapid social, political and economic development. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging countries have a higher risk of currency devaluation, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

b) Replacing the "Credit risk" disclosure under the heading "Risks and other things to consider" for LifeGoal Income and Growth Portfolio with the following:

o Credit risk - A Fund that invests in fixed income securities could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but generally is not a factor for U.S. government obligations. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

5. General:

a) Adding the following overview of the objectives and principal investments of the following Nations Funds in which the Portfolios may now invest under the heading "About the Nations Funds."

                                       The Fund's investment objective                  What the Fund invests in
                                   ---------------------------------------   -----------------------------------------------
Domestic Stock Fund
Nations MidCap Growth Fund         Capital appreciation by investing in      o at least 65% of its assets in companies
                                   emerging growth companies that are          chosen from a universe of emerging growth
                                   believed to have superior long-term         companies. The Fund generally holds
                                   earnings growth prospects.                  securities of between 75 and 130 issuers,
                                                                               which include common stocks, preferred
                                                                               stocks and convertible securities like
                                                                               warrants, rights and convertible debt
--------------------------------   ---------------------------------------   -----------------------------------------------
 International Stock Fund
 Nations Emerging Markets Fund     Long-term capital growth by investing     o at least 65% of its assets in companies in
                                   primarily in equity securities of           emerging markets or developing countries.
                                   companies in emerging market                The Fund typically invests in securities of
                                   countries, such as those in Latin           companies in at least three emerging
                                   America, Eastern Europe, the Pacific        markets countries at any one time
                                   Basin, the Far East and India.            o may invest in foreign currency exchange
                                                                               contracts to convert foreign currencies to
                                                                               and from the U.S. dollar, and to hedge
                                                                               against changes in foreign currency
                                                                               exchange rates
--------------------------------   ---------------------------------------   -----------------------------------------------

5. a) continued

                                      The Fund's investment objective                   What the Fund invests in
                                 -----------------------------------------   -----------------------------------------------
Government & Corporate Bond
  Fund
Nations High Yield Bond Fund     Maximum income by investing in a            Nations High Yield Bond Master Portfolio. The
                                 diversified portfolio of high yield debt    Master Portfolio invests:
                                 securities.                                 o at least 65% of its assets in domestic and
                                                                               foreign corporate high yield debt securities
                                                                               which  are not  rated  investment  grade but
                                                                               generally  will be  rated  "B"or  better  by
                                                                               Moody's Investor Services,  Inc. or Standard
                                                                               & Poor's Corporation
                                                                             o primarily in U.S. government  obligations,
                                                                               zero-coupon   bonds,  as  well  as  domestic
                                                                               corporate  high  yield debt  securities  and
                                                                               U.S.  dollar-denominated  foreign  corporate
                                                                               high  yield debt  securities,  both of which
                                                                               include private placements
                                                                             o up  to  25%  of  its   assets  in  equity
                                                                               securities  which  may  include  convertible
                                                                               securities

b) Adding the following information in the chart outlining the BACAP asset management teams responsible for making the day-to-day investment decisions for certain Funds under the heading "How the Portfolios are managed -- Investment sub-advisers -- Banc of America Capital Management, Inc.:"


Nations MidCap Growth Fund                     Growth Strategies Team

c) Adding the following information under the heading "How the Portfolios are managed -- Investment sub-advisers -- Gartmore Global Partners:"

Gartmore is the investment sub-adviser to Nations Emerging Markets Fund.

Nations Emerging Markets Fund is managed by Christopher Palmer, a senior investment manager in the Gartmore Emerging Markets Team. He has managed the Fund since August 1999 and he also co-manages Nations International Equity Master Portfolio.

d) Adding the following information under the heading "How the Portfolios are managed -- Investment sub-advisers" after the disclosure relating to Putnam Investment Management, Inc.:


[GRAPHIC]
MacKay Shields LLC


9 West 57th Street
New York, New York 10019


MacKay Shields LLC
Founded in 1938, MacKay Shields is an independently-managed, wholly-owned subsidiary of New York Life Insurance Company. The firm's 63 investment professionals manage more than $30 billion in assets, including over $6 billion in high yield assets.

MacKay Shields' High Yield Portfolio Management Team is responsible for making the day-to-day decisions for Nations High Yield Bond Master Portfolio.